Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Kenneth L. Greenberg
KGreenberg@stradley.com
215.564.8149

February 13, 2015
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-9303

Re:	DFA Investment Dimensions Group Inc. (“DFAIDG”)
(File Nos. 2-73948 and 811-3258),
Dimensional Investment Group Inc. (“DIG”)
(File Nos. 33-33980 and 811-6067),
Dimensional Emerging Markets Value Fund (“DEM”)
(File No. 811-7440), and
The DFA Investment Trust Company (“DFAITC”) (File No. 811-7436)
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the four above-referenced registrants (together, the “Registrants”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Joint Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy to be used in connection with a special joint meeting of shareholders (the “Meeting”) of each series of each Registrant (together, the “Funds”).

The Meeting is anticipated to be held in May 2015.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about March 11, 2015.  Under separate cover, one of the Registrants—DFAIDG—is submitting, for the Staff’s review and comment, preliminary proxy statement materials relating to seven other series of the Registrant, which also will be participating in the Meeting.

As described in the preliminary proxy statement, among the items to be considered by shareholders of the Funds at the Meeting are:

1.	the election of trustees or directors of each Registrant, as applicable;
2.	the approval of a manager of managers structure for certain Funds;

Philadelphia, PA ● Malvern, PA ● Harrisburg, PA ● Wilmington, DE ● Cherry Hill, NJ ● Washington, DC
A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
Filing Desk
February 13, 2015

3.	the approval of two Sub-Advisory Agreements for certain Funds of DFAIDG and DIG;
4.	the approval of an updated Investment Management Agreement for each of the Funds;
5.	the approval of an amendment to the fundamental investment limitation regarding investments in commodities for certain Funds; and
6.	the approval of an amendment to the fundamental investment limitation regarding industry concentration for certain Funds of DFAIDG and DIG.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8149 or, in my absence, to Mark A. Sheehan, Esq. at (215) 564-8027.

Sincerely yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

cc:	Dimensional Fund Advisors LP
Catherine L. Newell, Esq.